Provisions - Summary of Movements in Labor Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Carrying amount, beginning balance	$ 1,473	$ 1,710
Reversal to labor provision	(1,150)	(419)
Interest charges for labor provision	39	182
Carrying amount, ending balance	$ 362	$ 1,473